Deferred Revenue - Summary of Deferred Revenue (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure Of Deferred Revenue [Line Items]
Balance at beginning of the year	¥ 3,367	¥ 2,399
Additions of deferred revenue during period	1,362	1,497
Reductions of deferred revenue during period	(1,359)	(529)
Balance at end of the year	3,370	3,367
- current portion			¥ 350	$ 54	¥ 369
- non-current portion			3,020	$ 464	2,998
Deferred income	3,367	2,399	¥ 3,370		¥ 3,367
Subscriber points [member]
Disclosure Of Deferred Revenue [Line Items]
Additions of deferred revenue during period	813	287
Government grants related to assets [member]
Disclosure Of Deferred Revenue [Line Items]
Additions of deferred revenue during period	513	1,199
Other deferred revenue additions [member]
Disclosure Of Deferred Revenue [Line Items]
Additions of deferred revenue during period	36	11
Usage of subscriber points [member]
Disclosure Of Deferred Revenue [Line Items]
Reductions of deferred revenue during period	(703)	(247)
Recognition of government grants in profit or loss and other reductions [member]
Disclosure Of Deferred Revenue [Line Items]
Reductions of deferred revenue during period	(507)	(100)
Other deferred revenue reductions [member]
Disclosure Of Deferred Revenue [Line Items]
Reductions of deferred revenue during period	¥ (149)	¥ (182)